Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 20,307	$ 17,487
Receivables, less allowance for doubtful accounts of $500 at June 30, 2013 and July 1, 2012	47,514	44,496
Inventories, net	24,312	21,236
Customer tooling in progress, net	2,278	4,434
Deferred income taxes	4,267	5,219
Other current assets	7,821	8,419
Total current assets	106,499	101,291
DEFERRED INCOME TAXES		9,742
INVESTMENT IN JOINT VENTURES	9,166	8,139
OTHER LONG-TERM ASSETS	2,420	536
PROPERTY, PLANT AND EQUIPMENT, NET	51,415	46,330
Total assets	169,500	166,038
CURRENT LIABILITIES:
Accounts payable	25,543	24,149
Borrowings under credit facility	2,250
Accrued liabilities:
Payroll and benefits	13,993	19,233
Environmental	1,414	1,436
Warranty	2,500	4,958
Income taxes		2,934
Other	5,025	4,263
Total current liabilities	50,725	56,973
Commitments and Contingencies – see note on page 40
DEFERRED INCOME TAXES	1,009
ACCRUED PENSION OBLIGATIONS	1,464	18,202
ACCRUED POSTRETIREMENT OBLIGATIONS	2,717	3,465
OTHER LONG-TERM LIABILITIES	1,705
SHAREHOLDERS’ EQUITY:
Common stock, authorized 12,000,000 shares, $.01 par value, issued 6,998,702 shares at June 30, 2013 and 6,932,457 shares at July 1, 2012	70	69
Capital in excess of par value	82,684	80,621
Retained earnings	179,614	171,590
Accumulated other comprehensive loss	(22,212)	(35,757)
Less: Treasury stock at cost (3,626,673 shares at June 30, 2013 and 3,628,673 shares at July 1, 2012)	(135,938)	(135,971)
Total STRATTEC SECURITY CORPORATION shareholders’ equity	104,218	80,552
Non-controlling interest	7,662	6,846
Total shareholders’ equity	111,880	87,398
Total liabilities and shareholders' equity	$ 169,500	$ 166,038